Short-term investments (Tables)	12 Months Ended
Sep. 30, 2021
Short-term Investments
Summary of Short-Term Investments Comprise of Common Shares

The Company’s short-term investments comprise of common shares of the following companies:

	September 30, 2021
	Number of
	Shares	($)

Contact Gold Corp.	2,362,941	93,434
Eminent Gold Corp.	200,000	131,858
Fortitude Gold Corp.	74,946	506,635
Lahontan Gold Corp.	325,000	89,279
McEwen Mining Inc.	53,600	55,952
Sanatana Resources Inc.	1,666,666	150,433
Solitario Royalty & Exploration Corp.	119,352	66,240
VR Resources Ltd.	100,000	23,938
		1,117,769